Income Taxes - U.S. and Foreign Components of Earnings Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components Of Earnings From Continuing Operations Before Income Taxes And Provision For Income Taxes [Line Items]
U.S.	$ 317,695	$ 332,607	$ 313,429
Foreign	(1,766)	(5,701)	(1,264)
Income before income tax expense	315,929	326,906	312,165
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Components Of Earnings From Continuing Operations Before Income Taxes And Provision For Income Taxes [Line Items]
U.S.	318,094	332,989	313,801
Foreign	(1,766)	(5,701)	(1,264)
Income before income tax expense	$ 316,328	$ 327,288	$ 312,537